COST OF REVENUES	12 Months Ended
Dec. 31, 2020
COST OF REVENUES
COST OF REVENUES

NOTE 17 – COST OF REVENUES

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Raw materials, auxiliary materials, subcontractors (including changes in inventories)	$4,607	$2,555	$2,538
Payroll and related expenses (including share-based payment)	4,884	2,470	1,806
Shipping	1,365	815	443
Depreciation and amortization	777	552	255
Other	690	592	684
	$12,323	$6,984	$5,726